Marketable Securities - Fair Value of Available-for-Sale Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 6,137	$ 6,382	$ 6,382
Gross Unrealized Gains
Gross unrealized Losses
Fair Value	6,137	6,382	6,382
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,137	6,382	6,382
Gross Unrealized Gains
Gross unrealized Losses
Fair Value	$ 6,137	$ 6,382	$ 6,382